Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, shares	14,060,819	16,026,023	17,024,642
Common stock subject to possible redemption value per share	$ 10.00	$ 10.00	$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	5,751,496	5,639,096	5,220,358
Common stock, shares outstanding	5,751,496	5,639,096	5,220,358